Acquisitions (Tables) - Fat Shark And Rotor Riot [Member]	6 Months Ended
Jun. 30, 2024
Business Acquisition [Line Items]
Schedule of fair value allocation

Cash	$147,200
Accounts receivable (approximates contractual value)	6,798
Inventories (on hand and prepaid)	2,611,583
Other current assets	10,892
Right of use asset - operating	378,430
Other long-term assets	59,426
Goodwill and intangible assets (unallocated purchase price)	19,666,086

Total assets	22,880,415

Accounts payable and accrued liabilities	287,544
Customer deposits	114,441
Operating lease liability – current and long-term	378,430
Total liabilities	780,415

Total purchase price	$22,100,000

Schedule of unaudited pro forma results

	For the Six Months Ended		For the Six Months Ended
	June 30, 2024		June 30, 2023
	As Reported	Proforma (unaudited)	As Reported	Proforma (unaudited)
Revenue	$2,030	$2,525	$–	$2,663
Gross profit/(loss)	593	624	–	362
Loss from operations	(2,658)	(3,347)	(1,613)	(3,876)
Other expense	60	39	–	36
Net loss	$(2,718)	$(3,386)	$(1,613)	$(3,912)
Net earnings per share:
Basic	$(0.34)	$(0.34)	$(0.47)	$(0.44)